Distribution To Shareholders	12 Months Ended
Dec. 31, 2024
Distribution To Shareholders [Abstract]
Distribution To Shareholders
16.	DISTRIBUTION TO SHAREHOLDERS
On March 24, 2022, the Company declared a special cash dividend in the amount of US$0.64 per ADS, or US$0.32 per ordinary share. US$127,262 (RMB840,997) cash dividend was paid in
April 2022
to shareholders of record at the close of business on April 13, 2022. The ex-dividend
date was April 12, 2022.
On March 16, 2023, the Company declared a special cash dividend in the amount of US$0.72 per ADS, or US$0.36 per ordinary share. US$136,555 (RMB958,052) cash dividend was paid in
2023
to shareholders of record at the close of business on April 28, 2023. The ex-dividend
date was April 27, 2023.
On March 14, 2024, the Company declared a special cash dividend in the amount of US$0.54 per ADS, or US$0.27 per ordinary share. US$98,915 (RMB716,302) cash dividend was paid in
2024
to shareholders of record at the close of business on April 12, 2024. The ex-dividend
date was April 11, 2024.
The cash dividends were recorded as reduction of retained earnings.